CERTAIN RISKS AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2012
CERTAIN RISKS AND CONCENTRATION [Abstract]
Percentage of Total Revenues and Account Receivables by Countries

The following table summarizes the percentage of the Company's revenue over 10% of total revenue for the years ended December 31, 2010, 2011 and 2012, and accounts receivable represented by customers with balances over 10% of accounts receivables as of December 31, 2011 and 2012, respectively:

	Revenue
	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Company A	5%	16%	-

	Accounts receivable
	December 31,
	2011	2012
	RMB	RMB
Company B	14%	-
Company C	11%	-